Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
Note 5. INTANGIBLE ASSETS, NET
Intangible assets, net consists of the following (in thousands):

March 31, 2022
CCRAs
Gross	$86,955
Accumulated amortization	(3,454)

Net	$83,501

December 31, 2021
CCRAs
Gross	$84,955
Accumulated amortization	(737)

Net	$84,218

During the three months ended March 31, 2022, the Company purchased $2.0 million of CCRAs, which was paid in cash.
Amortization of CCRA expense was $2.7 million and $31 thousand for the three months ended March 31, 2022 and 2021, respectively.
Future amortization for CCRAs is expected to be as follows (in thousands):

Remaining 2022	$8,152
2023	10,869
2024	10,796
2025	10,744
2026	10,744
Thereafter	32,194

Total	$83,501

Note 5. INTANGIBLE ASSETS, NET
Intangible assets, net consists of the following (in thousands):

December 31, 2021
CCRAs
Gross	$84,955
Accumulated amortization	(737)
Net	$84,218

December 31, 2020
CCRAs
Gross	$1,000
Accumulated amortization	(573)
Net	$427
During the year ended December 31, 2021, the Company purchased $84.0 million of CCRAs, of which $500 thousand was through the issuance of a note payable, $150 thousand was paid in cash and the remaining amount was through assignment as noted in Note 1. The full principal amount of the note payable is due June 1, 2030 with interest only payments required on an annual basis prior to due date. The interest rate is 2%.
Amortization of CCRA expense was $164 thousand and $125 thousand for the years ended December 31, 2021 and 2020, respectively.
Future amortization for CCRAs is expected to be as follows (in thousands):

2022	10,620
2023	10,620
2024	10,547
2025	10,495
2026	10,495
Thereafter	331,441
Total	$84,218